DEFERRED TAX ASSETS/ LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Tax Assets Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Deferred tax assets	74	138
Deferred tax liabilities	-	-
	74	138

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000
As of January 1, 2023	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74

As of January 1, 2023	69	5	-	74
Recognized in statements of income	64	-	-	64
As of June 30, 2024	133	5	-	138